OTHER ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
OTHER ASSETS.
Security and escrow deposits	$ 247,718	$ 259,440
Prepaid expenses	51,928	64,230
Receivables - finance leases and bonds	21,198	50,920
Deferred tax, net of valuation allowances	4,578	10,505
Prepaid finance costs	1,477	56
Other	12,357	14,921
Total prepaid expenses and other assets	1,805,535	2,300,452
Above-market tenant leases net
OTHER ASSETS
Net carrying amount	1,163,754	1,518,893
Below-market ground leases net
OTHER ASSETS
Net carrying amount	198,230	255,854
Real estate tax stabilization agreement net
OTHER ASSETS
Net carrying amount	104,295	110,607
Below-market office lessee leases net
OTHER ASSETS
Net carrying amount		$ 15,026